UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Arrowgrass Capital Partners LLP
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Address:    Level 34, Tower 42
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            25 Old Broad Street
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            London, United Kingdom
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            EC2N 1HQ
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Form 13F File Number:  028-14258
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Ellwood
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Title:     Chief Compliance Officer
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Phone:     212-584-1161
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Signature, Place, and Date of Signing:

/s/ Stephen Ellwood            New York, New York            May 15, 2012
-------------------------   ------------------------  -----------------------
      [Signature]                 [City/State]               [Date}


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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      608,388
                                         --------------
                                         (In Thousands)

List of Other Included Managers:  None






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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                COM              037833100    1,523     2,541 SH       SOLE                    2,541      0    0
APPLE INC                COM              037833100   20,984    35,000 SH  CALL SOLE                        0      0    0
APPLE INC                COM              037833100   20,984    35,000 SH  PUT  SOLE                   35,000      0    0
DEUTSCHE BANK AG         NAMEN AKT        D18190898   76,677 1,540,000 SH  CALL SOLE                        0      0    0
DEUTSCHE BANK AG         NAMEN AKT        D18190898   21,908   440,000 SH  PUT  SOLE                  440,000      0    0
GENERAL MTRS CO          *W EXP 07/10/201 37045V126   27,642 1,303,583 SH  CALL SOLE                        0      0    0
ISHARES TR               RUSSELL 2000     464287655   19,601   236,700 SH       SOLE                  236,700      0    0
JETBLUE AIRWAYS CORP     COM              477143101      582   119,000 SH       SOLE                  119,000      0    0
MASTERCARD INC           PUT              57636Q104   21,027    50,000 SH  PUT  SOLE                   50,000      0    0
ORACLE CORP              COM              68389X105      686    23,538 SH       SOLE                   23,538      0    0
ORACLE CORP              COM              68389X105   32,776 1,124,000 SH  CALL SOLE                        0      0    0
QUALCOMM INC             COM              747525103   10,493   154,169 SH       SOLE                  154,169      0    0
SAP AG                   SPON ADR         803054204    1,480    21,200 SH       SOLE                   21,200      0    0
SPDR S&P 500 ETF TR      TR UNIT          78462F103  352,025 2,500,000 SH  PUT  SOLE                2,500,000      0    0
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